CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net profit (loss)	$ (74,933)	$ 3,914	$ (7,544)
Other comprehensive income:
Unrealized gain (loss) on available-for-sale marketable securities, net	(270)	111	0
Other comprehensive income (loss)	(270)	111	0
Comprehensive income (loss)	$ (75,203)	$ 4,025	$ (7,544)